Financial instrument - Summery of Liability on Written Put Options to Non-controlling Interest (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of financial assets [line items]
Addition through Business combination (Refer to Note 7)	₨ 0		₨ (1,537)
Finance expense recognized in consolidated statement of income	14,577	$ 156	14,770	₨ 12,552
Liability on written put options to non-controlling interests [member]
Disclosure of financial assets [line items]
Balance at the beginning of the year	(4,945)		(4,303)
Finance expense recognized in consolidated statement of income	(585)		(530)
Changes in fair value of written put options	385		0
Translation adjustment	(554)		(112)
Balance at the end of the year	₨ (5,699)		₨ (4,945)	₨ (4,303)